3. Other income, net	12 Months Ended
Dec. 31, 2014
Other income, net
	2014	2013	2012
	US$’000	US$’000	US$’000

Exchange (loss), net	(12)	(18)	(17)
Rental income	77	72	65

	65	54	48

ZHEJIANG TIANLAN
Other income, net
	2014	2013	2012
	RMB’000	RMB’000	RMB’000

Gain on disposal of intangible asset	150	23	-
Gain on disposal of property, plant and equipment	7	41	-
Subsidy income (note i)	4,163	6,893	7,170
Sales of scrapped materials	6	18	31
Others	269	449	140

	4,595	7,424	7,341

(i)	The Group recognises subsidy income for R&D projects when granted by institutions and are not probably to be returned or reimbursed.

ZHEJIANG JIAHUAN
Other income, net

			(Unaudited)
	2014	2013	2012
	RMB’000	RMB’000	RMB’000

Government grant	73	-	-
Rental income (i)	850	665	701
Interest income	17	32	68
Sundry income	135	-	298

	1,075	697	1,067

(i)	Rental income under operating leases is recognized on a straight-line basis over the term of the relevant lease.